Debt - Components of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 2,575,928	$ 2,568,751
Subtotal (excluding lessor VIE loans)	891,966	985,582
Less: Deferred finance charges	(31,063)	(32,924)
Total debt, net of deferred financing costs	2,544,865	2,535,827
Convertible Debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Total debt	375,727	368,133
Revolving Credit Facility | Gimi Facility
Debt Instrument [Line Items]
Total debt	225,000	130,000
Revolving Credit Facility | $150 Million Term Loan Facility
Debt Instrument [Line Items]
Total debt	150,000	150,000
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt	71,120	152,015
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	40,119	43,767
Secured Debt | Margin Loan facility
Debt Instrument [Line Items]
Total debt	30,000	100,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt	0	41,667
Secured Debt | AVIC VIE Loans
Debt Instrument [Line Items]
Total debt	104,806	0
Secured Debt | ICBC VIE loans
Debt Instrument [Line Items]
Total debt	466,605	503,515
Secured Debt | CCBFL VIE loan
Debt Instrument [Line Items]
Total debt	100,424	100,424
Secured Debt | CMBL VIE loan
Debt Instrument [Line Items]
Total debt	96,641	104,884
Secured Debt | COSCO Shipping VIE loan
Debt Instrument [Line Items]
Total debt	87,668	91,275
Secured Debt | CSSC VIE loan
Debt Instrument [Line Items]
Total debt	$ 827,818	$ 783,071